Stock-based Compensation (Expense and Tax Benefits) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	$ 81	$ 64	$ 57
Tax benefit recognized in income	18	14	12
Excess tax benefit recognized in income	10	16	23
Stock Option Awards [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	12	11	12
Employee Share Investment Plan [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	20	21	15
Share Units Plan [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	47	28	26
Voluntary Incentive Deferral Plan (VIDP) [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	$ 2	$ 4	$ 4